ING Variable Products Trust

ING VP High Yield Bond Portfolio

(“Portfolio”)

Supplement dated April 15, 2008 to the Adviser Class Prospectus and Class S Prospectus and Adviser Class, Class I and Class S
Statement of Additional Information (“SAI”), each dated April 30, 2007.

On March 27, 2008, the Board of Trustees of ING Variable Products Trust approved the closure of the Adviser Class and Class S shares of the Portfolio. All references to the Portfolio in the Adviser Class Prospectus and Class S Prospectus and the Adviser Class, Class I and Class S SAI are hereby deleted in their entirety.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE